CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Research and development expenses, net	$ 1,483	$ 841	$ 247	$ 5,840
General and administrative expenses	2,184	1,406	545	7,839
Operating loss	3,667	2,247	792	13,679
Financial expense (income), net	601	(128)	(117)	3,210
Net loss	4,268	2,119	675	16,889
Deemed dividend related to warrants modification	33	0	0	33
Net loss attributable to holders of ordinary shares	$ 4,301	$ 2,119	$ 675	$ 16,922
Net basic and diluted loss per share (in dollars per share)	$ (0.35)	$ (0.18)	$ (0.06)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	12,458,874	11,920,562	11,420,369